Registration No. 333-149215
811-05118
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No. _____ _____
Post-Effective Amendment No. 14
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No. 174
Principal Life Insurance Company Variable Life Separate Account
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(Exact Name of Registrant)

Principal Life Insurance Company
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(Name of Depositor)

The Principal Financial Group, Des Moines, Iowa 50392
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(Address of Depositor's Principal Executive Offices) (Zip Code)

(515) 246-5688
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Depositor's Telephone Number, including Area Code

Britney Schnathorst
Principal Life Insurance Company
The Principal Financial Group
Des Moines, Iowa 50392-0300
Telephone Number, Including Area Code: (515) 235-1209
(Name and Address of Agent for Service)
Please send copies of all communications to
Joan Boros
Stradley Ronan Stevens & Young LLP
1250 Connecticut Avenue N.W.
Suite 500
Washington, D.C. 20036
Principal Executive Variable Universal Life II
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(Title of Securities Being Registered)
It is proposed that this filing will become effective (check appropriate box)

_____	immediately upon filing pursuant to paragraph (b) of Rule 485

_____	on (date) pursuant to paragraph (b) of Rule 485

_____	60 days after filing pursuant to paragraph (a)(1) of Rule 485

_XX_	on (May 1, 2017) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

_____	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

No filing fee is due because an indefinite amount of securities is deemed to have been registered in reliance on Section 24(f) of the Investment Company Act of 1940.

EXPLANATORY NOTE
Registrant is filing this post-effective amendment (this “Amendment”) for the sole purpose of adding a supplement to the prospectus dated May 1, 2016 for the Principal Executive Variable Universal Life II policy. This Amendment is not intended to amend or delete any part of the Registration Statement, except as specifically noted herein.

SUPPLEMENT DATED ______________, 2017
TO THE PROSPECTUS FOR
PRINCIPAL EXECUTIVE VARIABLE UNIVERSAL LIFE II
DATED MAY 1, 2016
This supplement updates information in the prospectus for Principal Executive Variable Universal Life II (the “Policy”) issued by Principal Life Insurance Company through the Principal Life Insurance Company Variable Life Separate Account. Retain this supplement with the prospectus.

SUMMARY: FEE TABLES
Delete the second table under For Policies with a policy date on and after January 1, 2014, and replace with the following:
The following table describes the fees and expenses that you will pay periodically during the time that you own the Policy, not including underlying mutual fund fees and expenses.

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
(For Policies with a Policy Date on and after January 1, 2014)(1)
Charge	When Charge is Deducted	Amount Deducted
Cost of Insurance(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00167 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured (The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)		$0.00667 per $1,000 of net amount at risk(8)
Asset Based Charge (except as noted below)	monthly	equivalent to:
Maximum		0.30% of net policy value per year
Current Charge		0.30% of net policy value per year
Asset Based Charge, for Policies with a policy date on or after May 1, 2017, and which are eligible for the Enhanced Cash Surrender Value Rider. (1a)
Maximum		0.30% of net policy value per year
Current Charge		Yr 1-5: 0.30% of net policy value per year Yr 6-10: 0.25% of net policy value per year Yr 11+: 0.20% of net policy value per year
Monthly Policy Issue Charge (except as noted below)	monthly
Maximum		$0.52084 per $1,000 of total face amount
Minimum		$0.02667 per $1,000 of total face amount
Current Charge for Representative Insured		$0.05 per $1,000 of total face amount
Monthly Policy Issue Charge, for Policies with a policy date on or after May 1, 2017, which are eligible for the Enhanced Cash Surrender Value Rider, and which have the Supplemental Benefit Rider. (1a)

Maximum		$0.52084 per $1,000 of total face amount
Minimum		$0.01067 per $1,000 of total face amount
Current Charge for Representative Insured		$0.02 per $1,000 of total face amount
(The representative insured is a 45 year-old male in with a risk classification of preferred non-tobacco for policy year one)
Net Policy Loan Charge(9)	annually (accrued daily)
Maximum		1.0% of loan indebtedness per year(10)
Current		1.0% of loan indebtedness per year(10)

Periodic Charges Other Than Underlying Mutual Fund Operating Expenses
(For Policies with a Policy Date on and after January 1, 2014)(1)
Charge	When Charge is Deducted	Amount Deducted
Optional Insurance Benefits(5)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(except as noted below)(7)	monthly
Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00083 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured		$0.00333 per $1,000 of net amount at risk(8)
Supplemental Benefit Rider (Cost of Supplemental Insurance)(7) for Policies with a policy date on or after May 1, 2017, which are eligible for the Enhanced Cash Surrender Value Rider, and which have the Supplemental Benefit Rider. (1a)

Maximum		$83.33 per $1,000 of net amount at risk(8)
Minimum		$0.00042 per $1,000 of net amount at risk(8)
Current Charge for Representative Insured		$0.00167 per $1,000 of net amount at risk(8)
(The representative insured is a 45 year-old male with a risk classification of preferred non-tobacco for policy year one)

(1)	In states where approved; otherwise, we apply the charge(s) in effect for Policies with a policy date prior to 01/01/2014.

(1a)	In states where approved; otherwise, we apply the charge(s) in effect for other Policies with a policy date on or after January 1, 2014.

(7)
This charge varies based on individual characteristics. The charge shown in the table may not be representative of the charge that you will pay. To obtain more information about the charge that would apply to you, contact your registered representative or call 1-800-247-9988 and request personalized illustrations.

(8)	See GLOSSARY for definition.

(9)	The difference between the interest charged on the loan indebtedness and the interest credited to the loan account. See LOANS - Policy Loans for the actual rates.

(10)	This charge decreases after policy year ten.

CHARGES AND DEDUCTIONS

Delete the paragraphs under Asset Based Charge, and replace with the following:
The asset based charge compensates us for expenses associated with the maintenance, accounting and recordkeeping of the divisions of the Separate Account. In addition, this charge reimburses us for service fees (a trail commission) paid to the registered representative.
Except as described below, for Policies with a policy date on or after January 1, 2014,* each month we deduct an asset based charge at an annual rate of 0.30% of the net policy value, and for Policies with a policy date before January 1, 2014, each month we deduct an asset based charge at an annual rate of 0.20% of the net policy value.
For Policies with a policy date on or after May 1, 2017, and which are eligible for the Enhanced Cash Surrender Value Rider,** each month we deduct an asset based charge at the following annual rates:

•	Year 1-5: 0.30% of net policy value per year

•	Year 6-10: 0.25% of net policy value per year

•	Year 11+: 0.20% of net policy value per year
*In states where approved; otherwise, we apply the rate(s) in effect for Policies with a policy date before January 1, 2014.
**In states where approved; otherwise we apply the rate(s) in effect for other Policies with a policy date on or after January 1, 2014.
Delete the paragraph under Monthly Policy Issue Charge, and replace with the following:
This charge reimburses us for the expenses associated with Policy issue, including underwriting and setting up policy records. The monthly policy issue charge applies per $1,000 of total face amount and varies by gender (if applicable), age, tobacco status and risk classification.

Except as described in the next sentence, the charge ranges from a minimum of $0.02 to a maximum of $0.53 per $1,000 total face amount. For Policies with a policy date on or after May 1, 2017, which are eligible for the Enhanced Cash Surrender Value Rider, and which have the Supplemental Benefit Rider,* the charge ranges from a minimum of $0.01 to a maximum of $0.53 per $1,000 total face amount.
For Policies with a policy date on or after January 1, 2014**, this charge is applied in all years. For Policies with a policy date before January 1, 2014, this charge is applied for ten years from policy issue or total face amount increase; however, we reserve the right to apply this charge in all years.
Any total face amount increase will have its own monthly policy issue charge.
*In states where approved; otherwise we apply the rate(s) in effect for other Policies with a policy date on or after January 1, 2014.
**In states where approved; otherwise, we apply the rate(s) in effect for Policies with a policy date before January 1, 2014.

Optional Insurance Benefits
Delete the paragraph under Supplemental Benefit Rider, and replace with the following:
There is a supplemental cost of insurance charge for the net amount at risk provided by this rider. The supplemental cost of insurance rate is based on the insured’s gender, issue age, tobacco status, and risk classification. Except as described below, the supplemental cost of insurance rate ranges from a maximum of $83.33 per $1,000 net amount at risk to $0.01 per $1.000 net amount at risk.
For Policies with a policy date on or after May 1, 2017, which are eligible for the Enhanced Cash Surrender Value Rider, and which have the Supplemental Benefit Rider,* the supplemental cost of insurance rate ranges from a maximum of $83.33 per $1,000 net amount at risk to $0.01 per $1.000 net amount at risk.
*In states where approved; otherwise we apply the rate(s) in effect for other Policies with a policy date on or after January 1, 2014.

SURRENDERS AND PARTIAL SURRENDERS
Under this section, delete the heading for Charges and Deductions and the paragraphs under it. These paragraphs are duplicative of an earlier section with the same title.

Part C
Other Information
Item 26. Exhibits

(a)	Resolution of Board of Directors of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(b)	Custodian Agreement - N/A

(c)	Underwriting Contracts

	(1)	Distribution Agreement (Incorporated by Reference from Exhibit (c1) to Registrant's filing on Form N-6 on 10/2/2008)(Accession No. 0000950137-08-012280)
	(2)	Selling Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on 10/24/2007, File No. 333-146532)
	(3)	Registered Representative Agreement (Incorporated by Reference from Registrant's Filing on Form N-6 on 10/24/2007, File No. 333-146532)

(d)	Contracts (Exhibits (d1) through (d7) Incorporated by Reference from Exhibits (d1) through (d7) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

	(1)	Form of Specimen Variable Life Contract
	(2)	Form of Specimen Change of Insured Rider
	(3)	Form of Specimen Death Benefit Guarantee Rider
	(4)	Form of Enhanced Cash Surrender Value Rider
	(5)	Form of Specimen Extended Coverage Rider
	(6)	Form of Specimen Supplemental Benefit Rider
	(7)	Form of Specimen Life Paid-up Rider
	(8)	Form of Modified Cash Surrender Value Rider -- Filed as Exhibit (d)(8) on 06/26/2014 (Accession No. 0000812797-14-000073)

(e)	Applications (Exhibits (e1) through (e3) Incorporated by Reference from Exhibits (e1) through (e3) to Registrant's filing on Form N-6 on 12/13/2008)(Accession No. 0000950137-08-002148)

	(1)	Form of Specimen Life Insurance Application
	(2)	Form of Specimen Guaranteed/Simplified Issue Life Insurance Application
	(3)	Form of Specimen Multi-Life Guaranteed Issue Life Insurance Application
	(4)	Form of Specimen Supplemental Application (Incorporated by Reference from Exhibit (e5) to Registrant's Filing on Form N-6 on 10/24/2007)(Accession No. 0000898745-07-000164)

(f)	Depositor's Certificate of Incorporation and By-laws

	(1)	Articles of Incorporation of the Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)
	(2)	Bylaws of Depositor (Incorporated by Reference from Exhibit (a) to Registrant's filing on Form N-6 on 5/7/2004)(Accession No. 0000870786-04-000077)

(g)	Reinsurance Contracts

The Depositor maintains reinsurance arrangements in the normal course of business, none of which are material.

(h)	Participation Agreements

1. AllianceBernstein
(a)
Administrative Services Agreement dated December 13, 2004 (Incorporated by Reference from Exhibit (h)(1)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

	(b)	Participation Agreement dated December 15, 2004 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
	(c)	Amendment to Participation Agreement dated January 1, 2008 (Incorporated by Reference from Exhibit (h)(1)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(d)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(1)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(e) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)
Amendment 3 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 1 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

2. American Century
(a)	Shareholder Services Agreement dated April 1, 1999 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(3)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Shareholder Services Agreement dated May 1, 2001 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 2 to Shareholder Services Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 3 to Shareholder Services Agreement dated May 1, 2004 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)
Amendment 4 to Shareholder Services Agreement dated October 13, 2005 (Incorporated by Reference from Exhibit (h)(3)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(g)
Amendment 5 to Shareholder Services Agreement dated June 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 6 to Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(2)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)
Amendment 7 to Shareholder Services Agreement dated March 20, 2014 (Incorporated by Reference from Exhibit (h)(2)(j) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

3. American Funds
(a)	Fund Participation and Service Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(a) on 04/27/2015 (Accession No. 0000812797-15-000030)
(b)	Rule 22c-2 Agreement dated May 19, 2014 -- Filed as exhibit 99.h03(b) on 04/27/2015 (Accession No. 0000812797-15-000030)
(c)	Business Agreement dated May 1, 2014 -- Filed as exhibit 99.h03(c) on 04/27/2015 (Accession No. 0000812797-15-000030)
(d)	Form of First Amendment To Fund Participation and Service Agreement -- Filed as exhibit 99.h03(d) on 04/27/2015 (Accession No. 0000812797-15-000030)

4. Calvert Variable Series, Inc.
(a)
Consolidated Fund Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(a) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(b)	Amendment to Consolidated Fund Participation Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(b) on 04/27/2015 (Accession No. 0000812797-15-000030)
(c)
Consolidated Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(3)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)	Amendment to Consolidated Services Agreement dated April 30, 2014 -- Filed as exhibit 99.h04(d) on 04/27/2015 (Accession No. 0000812797-15-000030)
(e)	Rule 22c-2 Agreement (PLIC) dated March 29, 2007 -- Filed as exhibit 99.h04(e) on 04/27/2015 (Accession No. 0000812797-15-000030)
(f)	Rule 22c-2 Agreement (Princor) dated April 10, 2007 -- Filed as exhibit 99.h04(f) on 04/27/2015 (Accession No. 0000812797-15-000030)

5. ClearBridge (Legg Mason)
(a)	Participation Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Administrative Services Agreement dated April 26, 2013 (Incorporated by Reference from Exhibit (h)(5)(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

6. Delaware Distributors
(a)	Participation Agreement dated April 26, 2010 (Incorporated by Reference from Exhibit (h)6(a) on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Administrative Services Agreement dated April 26, 2010 (Incorporated by Reference from Exhibit (h)6(b) on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Amendment 1 to Participation Agreement dated December 30, 2010 (Incorporated by Reference from Exhibit (h)6(c) on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Amendment 2 to Participation Agreement dated April 4, 2014 (Incorporated by Reference from Exhibit (h)6(d) on 04/30/2014 (Accession No. 0000812797-14-000039)
(e)	Amendment 3 to Participation Agreement dated July 1, 2015 -- Filed as Exhibit (h)6(e) on 04/25/2016 (Accession No. 0000812797-16-000153)

7. Dreyfus
(a)
Participation Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(b)
Amendment to Participation Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(1) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(c)	Amendment 2 to Participation Agreement dated April 15, 2011 (Filed as Exhibit (h)7(g) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 to Participation Agreement dated April 25, 2012 (Filed as Exhibit (h)7(i) on 04/25/2014 (Accession No. 0000812797-14-000019)
(e)
Administrative Services Agreement dated March 26, 2002 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(f)
Amendment to Administrative Services Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(2) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(g)	Amendment 2 to Administrative Services Agreement dated April 25, 2012 (Filed as Exhibit (h)7(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(h)
12b-1 Letter Agreement dated March 26, 2001 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(i)	12b-1 Letter Agreement for Service Class Shares dated March 26, 2002 -- Filed as exhibit 99.h07(i) on 04/27/2015 (Accession No. 0000812797-15-000030)
(j)
Amendment to 12b-1 Letter Agreement dated September 1, 2004 (Incorporated by Reference from Exhibit (8)(d)(3) to the Form N-4 filed on 05/01/2008 by Principal Life Insurance Co Separate Account B, File No. 333-116220)(Accession No. 0000950137-08-006515)

(k)	Amendment 2 to 12b-1 Letter Agreement dated April 25, 2012 (Filed as Exhibit (h)7(h) on 04/25/2014 (Accession No. 0000812797-14-000019)
(l)	Rule 22c-2 (Supplemental) Agreement dated April 16, 2007 -- Filed as exhibit 99.h07(l) on 04/27/2015 (Accession No. 0000812797-15-000030)

8. DWS
(a)	Participation Agreement dated December 1, 2007 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated January 5, 2011 (Incorporated by Reference from Exhibit (h)(5) to Registrant's Filing on Form N-6 on 04/27/11)(Accession No. 0000898745-11-000198)
(c)	Amendment 2 to Participation Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)8(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Amendment 3 to Participation Agreement dated December 18, 2012 (Incorporated by Reference from Exhibit (h)8(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(e)	Amendment 4 to Participation Agreement dated April 10, 2013 (Incorporated by Reference from Exhibit (h)8(e) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

9. Fidelity Distributors Corporation
(a)
Amended and Restated Participation Agreement dated December 20, 2004 (Incorporated by Reference from Exhibit (h)(6)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(b)	Services Agreement dated July 1, 1999 (Incorporated by Reference from Exhibit (h)(6)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Service Contract (Service Class Shares) dated August 2, 1999 (Incorporated by Reference from Exhibit (h)(6)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Service Contract (Initial Class Shares) dated March 1, 2000 (Incorporated by Reference from Exhibit (h)(6)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Service Contract (Class 2 shares) dated April 1, 2002 (Incorporated by Reference from Exhibit (h)(6)(e) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Rule 22c-2 Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(6)(f) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

10. Franklin Templeton
(a)	Amended and Restated Participation Agreement dated November 1, 2007 (Incorporated by Reference from Exhibit (h)(7)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Amended and Restated Participation Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Amended and Restated Participation Agreement dated August 16, 2010 (Incorporated by Reference from Exhibit (h)(7)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement Addendum dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 3 to Amended and Restated Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)	Amendment 4 to Amended and Restated Participation Agreement dated September 16, 2013 (Filed as Exhibit (h)10(j) on 04/25/2014 (Accession No. 0000812797-14-000019)
(g)	Amendment 5 to Amended and Restated Participation Agreement dated May 1, 2014 -- Filed as exhibit 99.h10(g) on 04/27/2015 (Accession No. 0000812797-15-000030)
(h)	Amendment 6 to Amended and Restated Participation Agreement dated September 16, 2014 -- Filed as exhibit 99.h10(h) on 04/27/2015 (Accession No. 0000812797-15-000030)
(i)	Administrative Services Agreement dated December 14, 2007 (Incorporated by Reference from Exhibit (h)(7)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 1 to Administrative Services Agreement dated September 10, 2009 (Incorporated by Reference from Exhibit (h)(7)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 2 to Administrative Services Agreement dated April 20, 2011 (Incorporated by Reference from Exhibit (h)(7)(h) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 3 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(i) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(m)	Amendment 4 to Administrative Services Agreement dated May 24, 2013 -- Filed as exhibit 99.h10(m) on 04/27/2015 (Accession No. 0000812797-15-000030)
(n)	Amendment 5 to Administrative Services Agreement dated May 1, 2014 *
(o)	Amendment 6 to Administrative Services Agreement dated August 30, 2016 *
(p)	Shareholder Information Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(7)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(q)	Amendment to Shareholder Information Agreement (22c-2) dated April 2015 -- Filed as exhibit 99.h10(o) on 04/27/2015 (Accession No. 0000812797-15-000030)
(r)	Amendment to Participation Agreement Addendum dated March 31, 2015 -- Filed as exhibit 99.h10(p) on 04/27/2015 (Accession No. 0000812797-15-000030)

11. Invesco (formerly AIM Advisors, Inc.)
(a)	Participation Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated August 15, 2002 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 4 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 5 to Participation Agreement dated February 14, 2003 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)	Amendment 6 to Participation Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(h)	Amendment 7 to Participation Agreement dated April 29, 2005 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(i)	Amendment 8 to Participation Agreement dated May 1, 2006 (Incorporated by Reference from Exhibit (h)(2)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(j)
Amendment 9 to Participation Agreement dated April 30, 2010 (Incorporated by Reference from Exhibit (h)(8)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(k)
Amendment 10 to Participation Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(l)
Amendment 11 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(p) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Distribution Services Agreement dated October 1, 2002 (Incorporated by Reference from Exhibit (h)(2)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(2)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(o)	Administrative Services Agreement dated June 8, 1999 (Incorporated by Reference from Exhibit (h)(2)(d) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(p)
Amendment 1 to Administrative Services Agreement dated April 30, 2004 (Incorporated by Reference from Exhibit (h)(8)(o) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(q)
Amendment 2 to Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(q) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(7)(r) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

12. Janus
(a)
Fund Participation Agreement dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(9)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)	Amendment 1 to Participation Agreement dated April 1, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(c)	Amendment 2 to Participation Agreement October 16, 2001 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 3 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)
Amendment 4 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(9)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 5 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h)(9)(f) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)
Amendment 6 to Participation Agreement dated August 20, 2007 (Incorporated by Reference from Exhibit (h)(9)(g) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(h)
Amendment 7 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(k) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)	Amendment 8 to Participation Agreement dated February 24, 2012 (Filed as Exhibit (h)13(o) on 04/25/2014 (Accession No. 0000812797-14-000019)
(j)
Distribution & Shareholder Services Agreement (Service Shares) dated August 28, 2000 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(k)	Acceptance Letter of New Distribution and Shareholder Services Agreement dated October 19, 2001 -- Filed as exhibit 99.h13(k) on 04/27/2015 (Accession No. 0000812797-15-000030)
(l)
Amendment 1 to Distribution and Shareholder Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(l) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(m)	Administrative Services Letter Agreement dated August 14, 2006 (Incorporated by Reference from Exhibit (h)(8) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(n)	Administrative Services Letter Agreement dated May 6, 2008 -- Filed as exhibit 99.h13(n) on 04/27/2015 (Accession No. 0000812797-15-000030)
(o)
Amendment 1 to Administrative Services Letter Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(m) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(p)
Supplemental Agreement dated April 12, 2007 to Distribution, Shareholder Servicing, Administrative Servicing and Fund/SERV Agreements Letter dated August 14, 2006 -- Filed as exhibit 99.h13(p) on 04/27/2015 (Accession No. 0000812797-15-000030)

(q)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(9)(j) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(r)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(8)(n) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(s)	Letter regarding Handling of Mutual Fund Orders dated May 20, 2005 -- Filed as exhibit 99.h13(s) on 04/27/2015 (Accession No. 0000812797-15-000030)

13. Lord Abbett
(a)	Participation Agreement dated May 1, 2016 *
(b)	Administrative Service Agreement dated May 1, 2016 *
(c)	Service Agreement Letter dated May 1, 2016 *
(d)	Support Payment Agreement dated May 1, 2016 *

14. MFS

(a)	Amended and Restated Participation Agreement dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Amended and Restated Fund/Serv Supplement dated May 1, 2013 (Incorporated by Reference from Exhibit (h)13(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Amended and Restated Administrative Services Letter dated April 1, 2016 *
(d)
Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(m) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(9)(o) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

15. Neuberger Berman Advisors
(a)	Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Distribution and Administrative Services Agreement dated October 25, 2004 (Incorporated by Reference from Exhibit (h)(10)(b) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)

(c)	Rule 22c-2 Agreement dated April 16, 2007 (Incorporated by Reference from Exhibit (h)(10)(c) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(d)	Amendment 1 to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(e)	Amendment 2 to Participation Agreement dated January 6, 2003 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(f)	Amendment 3 to Participation Agreement dated September 15, 2004 (Incorporated by Reference from Exhibit (h)(10)(a) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(g)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Amendment 1 to Distribution and Administrative Services Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(10)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

16. Oppenheimer
(a)	Participation Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11) to Registrant's Filing on Form N-6 on 6/26/08)(Accession No. 0000950137-08-008766)
(b)
Amendment 1 to Participation Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)
Administrative Services Letter Agreement dated December 21, 2007 (Incorporated by Reference from Exhibit (h)(11)(c) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(d)
Amendment 1 to Administrative Services Letter Agreement dated November 9, 2011 (Incorporated by Reference from Exhibit (h)(11)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

17. PIMCO
(a)	Participation Agreement dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(b)	Novation and Amendment dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(b) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(c)	Novation 1 dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(c) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)
(d)	Novation 2 dated October 22, 2010 (Incorporated by Reference from Exhibit (h)16(d) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(e)
Administrative Services Agreement (PIMCO Services) dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(e) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(f)
Administrative Services Agreement (PIMCO Trust) dated March 9, 2009 (Incorporated by Reference from Exhibit (h)16(f) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(g)
Assignment and Amendment to Services Agreement dated March 29, 2012 (Incorporated by Reference from Exhibit (h)16(g) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

(h)	Instrument of Accession and Amendment dated August, 29, 2012 (Incorporated by Reference from Exhibit (h)16(h) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

18. Principal Variable Contracts Funds, Inc.
(a)	Participation Agreement dated January 5, 2007 (Filed as Exhibit (h)19(a) on 04/25/2014 (Accession No. 0000812797-14-000019)
(b)
Amendment 1 to Participation Agreement dated June 1, 2007 (Incorporated by Reference from Exhibit (h)(12)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(c)	Amendment 2 to Participation Agreement dated January 1, 2010 (Filed as Exhibit (h)19(c) on 04/25/2014 (Accession No. 0000812797-14-000019)
(d)	Amendment 3 (letter) to Participation Agreement dated June 17, 2010 -- Filed as exhibit 99.h19(d) on 04/27/2015 (Accession No. 0000812797-15-000030)
(e)
Amendment 4 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(12)(d) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(f)	Amendment 5 to Participation Agreement dated February 9, 2015 -- Filed as exhibit 99.h19(f) on 04/27/2015 (Accession No. 0000812797-15-000030)
(g)	Amendment 6 to Participation Agreement dated August 10, 2016 *
(h)	Rule 22c-2 Agreement dated April 16, 2007 (Filed as Exhibit (h)19(f) on 04/25/2014 (Accession No. 0000812797-14-000019)
(i)
Amendment 1 to Rule 22c-2 Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(1)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(j)	Rule 12b-1 Letter Agreement dated December 30, 2009 (Filed as Exhibit (h)19(e) on 04/25/2014 (Accession No. 0000812797-14-000019)
(k)	Amendment 12b-1 Letter Agreement dated November 9, 2011 -- Filed as exhibit 99.h19(j) on 04/27/2015 (Accession No. 0000812797-15-000030)

19. Putnam
(a)
Participation Agreement dated May 1, 1998 (Incorporated by Reference from Exhibit (h)(14)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Participation Agreement dated May 1, 2002 (Incorporated by Reference from Exhibit (h)(14)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Marketing and Administrative Servicing Agreement dated April 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Amendment 1 to Marketing and Administrative Servicing Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(13)(b) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(e)	Amendment 2 to Marketing and Administrative Servicing Agreement dated December 1, 2011 -- Filed as exhibit 99.h18(e) on 04/27/2015 (Accession No. 0000812797-15-000030)
(f)
Rule 22c-2 Agreement dated March 9, 2007 (Incorporated by Reference from Exhibit (h)(14)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(g)	Consent dated May 15, 2007 -- Filed as exhibit 99.h18(g) on 04/27/2015 (Accession No. 0000812797-15-000030)

20. TOPS (Northern Lights)
(a)	Participation Agreement dated May 1, 2012 (Incorporated by Reference from Exhibit (h)19(a) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

21. Van Eck
(a)
Service Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(a) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(b)
Amendment 1 to Service Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(b) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(c)
Amendment 2 to Service Agreement dated May 1, 2011 (Incorporated by Reference from Exhibit (h)(15)(c) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(d)
Participation Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(15)(d) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(e)
Amendment 1 to Participation Agreement dated April 24, 2009 (Incorporated by Reference from Exhibit (h)(15)(e) to the Form N-6 Filed on 10/19/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000724)

(f)
Amendment 2 to Participation Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(f) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(g)
Amendment 3 to Service Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(g) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(h)
Shareholder Information Agreement dated November 28, 2007 (Incorporated by Reference from Exhibit (h)(14)(h) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

(i)
Amendment 1 to Shareholder Information Agreement dated November 1, 2011 (Incorporated by Reference from Exhibit (h)(14)(i) to the Form N-6 filed on 12/09/2011 by Principal National Life Insurance Co Variable Life Separate Account, File No. 333-175768)(Accession No. 0000898745-11-000809)

	(j)	Amendment 4 to Service Agreement dated as of May 1, 2012 (Incorporated by Reference from Exhibit (h)20(j) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

22. Vanguard
	(a)	Participation Agreement dated April 30, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(b)	Amendment to Participation Agreement dated September 3, 2002 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(c)	Amendment 1 to Participation Agreement dated January 8, 2003 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(d)	Amendment 2 to Participation Agreement dated April 15, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(e)	Amendment 3 to Participation Agreement dated September 11, 2007 (Incorporated by Reference from Exhibit (h54) to the Registrant's Filing on Form N-6 on 4/27/2011)(Accession No. 0000898745-11-000207)
	(f)	Amendment 4 to Participation Agreement dated April 24, 2012 (Incorporated by Reference from Exhibit (h)21(f) to Registrant's Filing on Form N-6 on 04/30/2014 (Accession No. 0000812797-14-000039)

23. Wanger International
	(a)	Wanger Advisors Trust Participation Agreement dated April 28, 2015 -- Filed as Exhibit (h)22(a) on 04/25/2016 (Accession No. 0000812797-16-000153)
	(b)	Services Agreement dated May 1, 2015 -- Filed as Exhibit (h)22(b) on 04/25/2016 (Accession No. 0000812797-16-000153)

(i)	Administration Contracts - N/A

(j)	Other Material Contracts - N/A

(k)	Legal Opinion (Incorporated by Reference from Exhibit (k) to Registrant's filing on Form N-6 on 10/2/2008)(Accession No. 0000950137-08-012280)

(l)	Actuarial Opinion (Incorporated by Reference from Exhibit (l) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

(m)	Calculations (Incorporated by Reference from Exhibit (l) to Registrant's filing on Form N-6 on 2/13/2008)(Accession No. 0000950137-08-002148)

(n)	Other Opinions
(1) Consent of Ernst & Young LLP - N/A
(2) Powers of Attorney - Filed as Exhibit (n)(2) on 04/25/2016 (Accession No. 0000812797-16-000153) and included herein for S. M. Mills *
(3) Opinion of Counsel - N/A

(o)	Omitted Financial Statements Schedules - N/A

(p)	Initial Capital Agreements - N/A

(q)	Redeemability Exemption - Filed as Exhibit 99.q on 04/27/2015 (Accession No. 0000812797-15-000030)

* Filed herein
** To be filed by amendment

Item 27. Officers and Directors of the Depositor
Principal Life Insurance Company is managed by a Board of Directors which is elected by its policyowners. The directors and executive officers of the Company, their positions with the Company, including Board Committee memberships, and their principal business address, are as follows:
DIRECTORS:

Name and Principal Business Address	Positions and Offices
BETSY J. BERNARD 28556 Chianti Terrace Bonita Springs, FL 34135	Director Member, Audit and Executive Committees
JOCELYN CARTER-MILLER 8701 Banyan Court Tamarac, FL 33321	Director Member, Nominating and Governance Committee
MICHAEL T. DAN 495 Rudder Road Naples, FL 34102	Director Chair, Human Resources Committee Member, Nominating and Governance Committee
DENNIS H. FERRO 21 Sago Palm Road Vero Beach, FL 32963	Director Chair, Nominating and Governance Committee
C. DANIEL GELATT, JR. NMT Corporation 2004 Kramer Street La Crosse, WI 54603	Director Member, Audit and Human Resources Committees
SANDRA L. HELTON 1040 North Lake Shore Drive #26A Chicago, IL 60611	Director Chair, Audit Committee Member, Executive Committee
ROGER C. HOCHSCHILD Discover Financial Services 2500 Lake Cook Road Riverwoods, IL 60015	Director Member, Audit and Human Resources Committees
DANIEL J. HOUSTON Principal Financial Group Des Moines, IA 50392	Director Chairman of the Board and Chair, Executive Committee Principal Life: Chairman, President and Chief Executive Officer
SCOTT M. MILLS Viacom, Inc. 1515 Broadway New York, NY 10036	Director Member, Audit and Human Resources Committees
BLAIR C. PICKERELL Lower House 1 29 Mt. Kellett Road The Peak Hong Kong	Director Member, Nominating and Governance Committee
ELIZABETH E. TALLETT 21 Deepwater Point Moultonborough, NH 03254	Director Member, Executive, Human Resources and Nominating and Governance Committees

EXECUTIVE OFFICERS (OTHER THAN DIRECTORS)

Name and Principal Business Address	Positions and Offices
REX AUYEUNG(1)	Chairman - Principal Financial Group - Asia
DAVID M. BLAKE(2)	Senior Executive Director - Fixed Income
ELIZABETH S. BRADY(2)	Senior Vice President and Chief Marketing Officer
GREGORY J. BURROWS(2)	Senior Vice President Retirement and Income Solutions
NICHOLAS M. CECERE(2)	Senior Vice President - USIS Distribution
TIMOTHY M. DUNBAR(2)	Executive Vice President and Chief Investment Officer
GREGORY B. ELMING(2)	Senior Vice President and Chief Risk Officer
NORA M. EVERETT(2)	President Retirement and Income Solutions
AMY C. FRIEDRICH(2)	Senior Vice President, Specialty Benefits Division
GINA L. GRAHAM(2)	Vice President and Treasurer
PATRICK G. HALTER(2)	Chief Operating Officer - Principal Global Investors
MARK S. LAGOMARCINO(2)	Senior Vice President and Deputy General Counsel
JULIA M. LAWLER(2)	Senior Executive Director - Investments
TERRANCE J. LILLIS(2)	Executive Vice President
GREGORY A. LINDE(2)	Senior Vice President Individual Life
JAMES P. MCCAUGHAN(2)	President - Global Asset Management
BARBARA A. MCKENZIE(2)	Senior Executive Director - Investments
DENNIS J. MENKEN(2)	Senior Vice President and Chief Investment Officer - Principal Life Insurance Company
GERALD W. PATTERSON(2)	Senior Vice President Retirement and Income Solutions
ELIZABETH L. RAYMOND(2)	Senior Vice President and Chief Human Resources Officer
ANGELA R. SANDERS(2)	Senior Vice President and Controller
RENEE V. SCHAAF(2)	Senior Vice President and Chief Operating Officer, Principal International
GARY P. SCHOLTEN(2)	Executive Vice President and Chief Information Officer
KAREN E. SHAFF(2)	Executive Vice President, General Counsel and Secretary
ELLEN W. SHUMWAY(2)	Senior Executive Director - Investments
DEANNA D. STRABLE(2)	Executive Vice President and Chief Financial Officer
LUIS E. VALDES(2)	President - International Asset Management and Accumulation
LEANNE M. VALENTINE(2)	Senior Vice President and Deputy General Counsel
ROBERTO WALKER(3)	Senior Vice President and President, Principal Financial Group - Latin America

(1)	Unit 1001-3, Central Plaza
18 Harbour Road
Wanchai
Hong Kong, China

(2)	711 High Street
Des Moines, IA 50392

(3)	Principal Vida Chile
Av Apoquindo 3600
Las Condes
Santiago, Chile

Item 28. Persons Controlled by or Under Common Control with the Depositor or the Registrant
The Registrant is a separate account of Principal Life Insurance Company (the "Depositor") and is operated as a unit investment trust. Registrant supports benefits payable under Depositor's variable life contracts by investing assets allocated to various investment options in shares of Principal Variable Contracts Funds, Inc. and other mutual funds registered under the Investment Company Act of 1940 as open-end management investment companies of the "series" type. No person is directly or indirectly controlled by the Registrant.
The Depositor is wholly-owned by Principal Financial Services, Inc. Principal Financial Services, Inc. (an Iowa corporation) an intermediate holding company organized pursuant to Section 512A.14 of the Iowa Code. In turn, Principal Financial Services, Inc. is a wholly-owned subsidiary of Principal Financial Group, Inc., a publicly traded company that filed consolidated financial statements with the SEC. A list of persons directly or indirectly controlled by or under common control with Depositor as of December 31, 2015 appears below:
None of the companies listed in such organization chart is a subsidiary of the Registrant; therefore, only the separate financial statements of Registrant and the consolidated financial statements of Depositor are being filed with this Registration Statement.

Principal Life Insurance Company - Organizational Structure
(December 31, 2015)

	Organized in	% Owned
PRINCIPAL FINANCIAL GROUP, INC.	Delaware	Publicly Held
-->Principal Financial Services, Inc.*#	Iowa	100
-->Princor Financial Services Corporation*#	Iowa	100
-->PFG DO Brasil LTDA*#	Brazil	100
-->Brasilprev Seguros E Previdencia S.A.*	Brazil	50
-->Principal Global Investors Participacoes, LTDA*#	Brazil	100
-->Claritas Investments LTD*#	Cayman Islands	74
-->Claritas Participacoes S.A.*#	Brazil	86
-->Claritas Administracao de Recursos LTDA *#	Brazil	82
-->Principal International, Inc.*#	Iowa	100
-->Principal International (Asia) Limited*#	Hong Kong	100
-->Principal International (South Asia) SDN, BHD*#	Malaysia	100
-->Principal Global Investors (Asia) Limited*#	Hong Kong	100
-->Principal Nominee Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Asset Management Company (Asia) Limited*#	Hong Kong	100
-->Principal Trust Company (Bermuda) Limited*#	Bermuda	100
-->Principal Insurance Company (Hong Kong) Limited*#	Hong Kong	100
-->Principal Trust Company (Hong Kong) Limited*	Hong Kong	100
-->CIMB - Principal Asset Management Berhad*	Malaysia	40
-->CIMB Wealth Advisors Berhad*	Malaysia	100
-->CIMB - Principal Asset Management (S) PTE LTD*#	Singapore	100
-->CIMB - Principal Asset Management Company Limited*	Thailand	99.99
-->Finansa Asset Management Limited *#<	Thailand	100
-->PT CIMB Principal Asset Management*	Indonesia	99
-->Principal Trust Company (Asia) Limited*#	Hong Kong	100
-->Principal Investment & Retirement Services Limited*#	Hong Kong	100
-->Principal International Mexico, LLC *#	Delaware	100
-->Principal Mexico Servicios, S.A. de C.V.*#	Mexico	100
-->Distribuidora Principal Mexico, S.A. de C.V.*#	Mexico	100
-->Principal Financial Group, S.A. de C. V. Grupo Financiero.*#	Mexico	100
-->Principal Afore, S. A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Fondos de Inversion S.A. de C.V., Operadora de Fondos de Inversion,	Mexico	100
Principal Grupo Financiero *#
-->Principal Seguros, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Pensiones, S.A. de C.V., Principal Grupo Financiero*#	Mexico	100
-->Principal Consulting (India) Private Limited*#	India	100
-->Principal Global Investors Holding Company, LLC*#	Delaware	100
-->Principal Global Investors (Ireland) Limited*#	Ireland	100
-->Principal Global Financial Services (Europe) II LTD*#	United Kingdom	100

-->Principal Global Investors (Europe) Limited *	Wales/United Kingdom	100
-->PGI Origin Holding Company LTD*#<	Wales/United Kingdom	100
-->Origin Asset Management LLP*#<	Wales/United Kingdom	76
-->PGI Finisterre Holding Company LTD *	Wales/United Kingdom	100
-->Finisterre Holdings Limited *	Malta	56.5
-->Finisterre Capital UK Limited *	Wales/United Kingdom	100
-->Finisterre Capital LLP *	Wales/United Kingdom	86
-->Finisterre Hong Kong Limited *	Hong Kong	100
-->Finisterre Malta Limited *	Malta	100
-->Finisterre USA, Inc. *	Delaware	100
-->Principal Global Investors (Singapore) Limited*#	Singapore	100
-->Principal Global Investors (Japan) Limited*#	Japan	100
-->Principal Global Investors (Hong Kong) Limited*#	Hong Kong	100
-->CIMB Principal Islamic Asset Management SDN. BHD*#	Malaysia	50
-->Principal Financial Group (Mauritius) LTD*#	Mauritius	100
-->Principal PNB Asset Management Company Private Limited*#	India	78.6
-->Principal Trustee Company Private Limited*#	India	70
-->Principal Retirement Advisors Private Limited*#	India	100
-->Principal Life Insurance Company +#	Iowa	100
-->Principal Real Estate Fund Investors, LLC*#<	Delaware	100
-->Principal Development Investors, LLC*#<	Delaware	100
-->Principal Real Estate Holding Company, LLC*#<	Delaware	100
-->GAVI PREHC HC, LLC*#<	Delaware	100
-->Principal Global Investors, LLC*#<	Delaware	100
-->Principal Real Estate Investors, LLC*#	Delaware	100
-->Principal Enterprise Capital, LLC*#	Delaware	100
-->Principal Commercial Funding, LLC*#<	Delaware	100
-->Principal Global Columbus Circle, LLC*#<	Delaware	100
-->CCI Capital Partners, LLC *#<	Delaware	100
-->Post Advisory Group, LLC*#<	Delaware	80
-->Post Advisory Europe Limited *#<	Wales/United Kingdom	100
-->Principal Global Investors Trust*#<	Delaware	100
-->Spectrum Asset Management, Inc.*#<	Connecticut	100
-->CCIP, LLC*#<	Delaware	95
-->Columbus Circle Investors*#<	Delaware	100
-->Principal Holding Company, LLC*#<	Iowa	100
-->Petula Associates, LLC*<	Iowa	100
-->Principal Real Estate Portfolio, Inc.*#<	Delaware	100
-->GAVI PREPI HC, LLC *#<	Delaware	100
-->Petula Prolix Development Company*#<	Iowa	100
-->Principal Commercial Acceptance, LLC*#<	Delaware	100
-->Principal Generation Plant, LLC*#<	Delaware	100
-->Principal Bank*#<	Iowa	100
-->Equity FC, LTD*#<	Iowa	100
-->Principal Dental Services, Inc.*#<	Arizona	100
-->Employers Dental Services, Inc.*#<	Arizona	100
-->First Dental Health *#<	California	100
-->Delaware Charter Guarantee & Trust Company*#<	Delaware	100
-->Preferred Product Network, Inc.*#<	Delaware	100
-->Principal Reinsurance Company of Vermont*#	Vermont	100
-->Principal Life Insurance Company of Iowa*#<	Iowa	100
-->Principal Reinsurance Company of Delaware*#<	Delaware	100
-->Principal Financial Services (Australia), Inc.*#	Iowa	100
-->Principal Global Investors (Australia) Service Company Pty Limited*#	Australia	100
-->Principal Global Investors (Australia) Limited*#	Australia	100
-->Principal International Holding Company, LLC*#	Delaware	100
-->Principal Management Corporation*#	Iowa	100
-->Principal Financial Advisors, Inc.*#	Iowa	100

-->Principal Shareholder Services, Inc.*#	Washington	100
-->Edge Asset Management, Inc.*#	Washington	100
-->Principal Funds Distributor, Inc.*#	Washington	100
-->Principal Global Services Private Limited*#	India	100
-->CCB Principal Asset Management Company, LTD*	China	25
-->Principal Financial Services I (US), LLC *#	Delaware	100
-->Principal Financial Services II (US), LLC *#	Delaware	100
-->Principal Financial Services I (UK) LLP *#	Wales/United Kingdom	100
-->Principal Financial Services IV (UK) LLP *#	United Kingdom	100
-->Principal Financial Services V (UK) LTD.*#	United Kingdom	100
-->Principal Financial Services II (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services III (UK) LTD. *#	Wales/United Kingdom	100
-->Principal Financial Services VI (UK) LTD *#	United Kingdom	100
-->Principal Global Financial Services (Europe) LTD *#	United Kingdom	100
-->Liongate Capital Management LLP *	Wales/United Kingdom	55
-->Liongate Limited *	Malta	55
-->Liongate Capital Management (Cayman) Limited *	Cayman Islands	100
-->Liongate Capital Management (UK) Limited *	Wales/United Kingdom	100
-->Liongate Multi-Strategy GP Limited *	Cayman Islands	100
-->Liongate Capital Management Limited *	Malta	100
-->Liongate Capital Management (India) Private Limited *	India	100
-->Liongate Capital Management Inc.	Delaware	100
-->Liongate Capital Management (US) LP *	Delaware	100
-->Principal Financial Services Latin America LTD. *#	Wales/United Kingdom	100
-->Principal International Latin America LTD.*#	United Kingdom	100
-->Principal International South America I LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD.*#	Wales/United Kingdom	100
-->Principal International South America II LTD., Agencia En Chile *#	Chile/United Kingdom	100
-->Principal International de Chile, S.A.*#	Chile	100
-->Principal Compania de Seguros de Vida Chile S.A.*#	Chile	100
-->Principal Administradora General de Fondos S.A.*#	Chile	100
-->Principal Asset Management Chile S.A.*#	Chile	100
-->Principal Servicios Corporativos Chile LTDA*#	Chile	100
-->Principal Servicios de Administracion S.A.	Chile	100
-->Hipotecaria Cruz Del Sur Principal, S.A *	Chile	49
-->Principal Holding Company Chile S.A.*#	Chile	100
-->Principal Chile Limitada*#	Chile	100
-->Administradora de Fondos de Pensiones Cuprum S.A. *#	Chile	97
-->Inversiones Cuprum Internacional S.A.*#	Chile	100
-->Principal National Life Insurance Company+#	Iowa	100
-->Diversified Dental Services, Inc.*#	Nevada	100
-->Morley Financial Services, Inc. *#	Oregon	100
-->Morley Capital Management, Inc.*#	Oregon	100
-->Union Bond & Trust Company*#	Oregon	100
-->Principal Investors Corporation*#	New Jersey	100

+ Consolidated financial statements are filed with the SEC.
* Not required to file financial statements with the SEC.
# Included in the consolidated financial statements of Principal Financial Group, Inc. filed with the SEC.
= Separate Financial statements are filed with SEC.
< Included in the financial statements of Principal Life Insurance Company filed with the SEC.
Item 29. Indemnification
Sections 490.851 through 490.859 of the Iowa Business Corporation Act permit corporations to indemnify directors and officers where (A) all of the following apply: the director or officer (i) acted in good faith; (ii) reasonably believed that (a) in the case of conduct in the individual's official capacity, that the individual's conduct was in the best interests of the corporation or (b) in all other cases, that the individual's conduct was at least not opposed to the best interests of the corporation; and (iii) in the case of any criminal proceeding, the individual had no reasonable cause to believe the individual's conduct was unlawful; and

(B) the individual engaged in conduct for which broader indemnification has been made permissible or obligatory under a provision of the corporation's articles of incorporation.
Unless ordered by a court pursuant to the Iowa Business Corporation Act, a corporation shall not indemnify a director or officer in either of the following circumstances: (A) in connection with a proceeding by or in the right of the corporation, except for reasonable expenses incurred in connection with the proceeding if it is determined that the director has met the relevant standard of conduct (above) or (B) in connection with any proceeding with respect to conduct for which the director was adjudged liable on the basis that the director receive a financial benefit to which he or she was not entitled, whether or not involving action in the director's official capacity.
Registrant's By-Laws provide that it shall indemnify directors and officers against damages, awards, settlements and costs reasonably incurred or imposed in connection with any suit or proceeding to which such person is or may be made a party by reason of being a director or officer of the Registrant. Such rights of indemnification are in addition to any rights to indemnity to which the person may be entitled under Iowa law and are subject to any limitations imposed by the Board of Directors. The Board has provided that certain procedures must be followed for indemnification of officers, and that there is no indemnity of officers when there is a final adjudication of liability based upon acts which constitute gross negligence or willful misconduct.
Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

Item 30. Principal Underwriters
(a)    Other Activity
Principal Securities, Inc. (formerly Princor Financial Services Corporation) acts as principal underwriter for variable life insurance contracts issued by Principal Life Insurance Company Variable Life Separate Account, a registered unit investment trust, and for variable annuity contracts issued by Principal Life Insurance Company Separate Account B, a registered unit investment trust.
(b)    Management

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Deborah J. Barnhart	Director/Distribution (PPN)
Principal Financial Group (1)

Patricia A. Barry	Assistant Secretary
Principal Financial Group (1)

Nicholas M. Cecere	Senior Vice President and Director
Principal Financial Group (1)

Scott A. Christensen	Chief Financial Officer
Principal Financial Group (1)

William Dunker	AML Officer
Principal Financial Group (1)

Gregory B. Elming	Director
Principal Financial Group (1)

Nora M. Everett	Director
Principal Financial Group (1)

Stephen G. Gallaher	Assistant General Counsel
Principal Financial Group (1)	and Assistant Secretary

Gina L. Graham	Vice President and Treasurer
Principal Financial Group (1)

Lee M. Harms	Chief Information Security Officer
Principal Financial Group (1)

Kara Hoogensen	Chairman, Chief Executive Officer and President
Principal Financial Group (1)

Julie LeClere	Senior Vice President and Managing Director
Principal Financial Group (1)

Jennifer Litchfield	Vice President and Chief Compliance Officer
Principal Financial Group (1)

Martin R. Richardson	Vice President - Broker Dealer Operations
Principal Financial Group (1)

Karen E. Shaff	Executive Vice President, General Counsel
Principal Financial Group (1)	and Secretary

Deanna D. Strable-Soethout	Director
Principal Financial Group (1)

(b1)	(b2)
Positions and offices
Name and principal	with principal
business address	underwriter
Jeffrey A. Van Baale	Chief Information Officer
Principal Financial Group (1)

Traci L. Weldon	Senior Vice President
Principal Financial Group (1)

Dan L. Westholm	Assistant Vice President - Treasury
Principal Financial Group (1)

John Wetherell	Private Funds Chief Compliance Officer
Principal Financial Group (1)

(1) 655 9th Street
Des Moines, IA 50392

(c)    Compensation from the Registrant

(1) Name of Principal Underwriter	(2) Net Underwriting Discounts & Commissions	(3) Compensation on Events Occasioning the Deduction of a Deferred Sales Load	(4) Brokerage Commissions	(5) Compensation
Principal Securities, Inc. formerly Princor Financial Services Corporation	$15,432,174.16	—	—	—

Item 31. Location of Accounts and Records
All accounts, books or other documents of the Registrant are located at the offices of the Depositor, Principal Financial Group, Des Moines, Iowa 50392.
Item 32. Management Services
N/A
Item 33. Fee Representation
Principal Life Insurance Company represents the fees and charges deducted under the Policy, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by the Company.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Principal Life Insurance Company Variable Life Separate Account, has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned thereto duly authorized, and its seal to be hereunto affixed and attested, in the City of Des Moines and State of Iowa, on the 21st day of February, 2017.

PRINCIPAL LIFE INSURANCE COMPANY VARIABLE LIFE
SEPARATE ACCOUNT
(Registrant)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

PRINCIPAL LIFE INSURANCE COMPANY
(Depositor)

	By :	/s/ D. J. Houston
D. J. Houston
Chairman, President and Chief Executive Officer

Attest:

/s/ Clint Woods
Clint Woods
Assistant Corporate Secretary and Governance Officer

19

Pursuant to the requirements of the Securities Act, this amendment to the registration statement has been signed by the following persons in the capacities and on the date indicated.

Signature	Title	Date
/s/ D. J. Houston	Chairman, President and	February 21, 2017
D. J. Houston	Chief Executive Officer

/s/ A. R. Sanders	Senior Vice President and Controller	February 21, 2017
A. R. Sanders	(Principal Accounting Officer)

/s/ D. D. Strable	Executive Vice President and Chief Financial Officer (Principal Financial Officer)	February 21, 2017
D. D. Strable

(B. J. Bernard)*	Director	February 21, 2017
B. J. Bernard

(J. Carter-Miller)*	Director	February 21, 2017
J. Carter-Miller

(M.T. Dan)*	Director	February 21, 2017
M. T. Dan

(D. H. Ferro)*	Director	February 21, 2017
D. H. Ferro

(C. D. Gelatt, Jr.)*	Director	February 21, 2017
C. D. Gelatt, Jr.

(S. L. Helton)*	Director	February 21, 2017
S. L. Helton

(R. C. Hochschild)*	Director	February 21, 2017
R. C. Hochschild

(S. M. Mills)*	Director	February 21, 2017
S. M. Mills

(B. C. Pickerell)*	Director	February 21, 2017
B. C. Pickerell

(E. E. Tallett)*	Director	February 21, 2017
E. E. Tallett

*By	/s/ D. J. Houston
D. J. Houston
Chairman, President and
Chief Executive Officer

*	Pursuant to Powers of Attorney Filed as Exhibit (n2) on 04/25/2016 (Accession No. 0000812797-16-000153) and Included Herein

20